Short-Term Borrowings (Narrative) (Details) $ in Millions			9 Months Ended	12 Months Ended
	Feb. 25, 2022	Nov. 30, 2021 USD ($) CONTRACT	Sep. 30, 2022	Dec. 31, 2021 USD ($)	Dec. 31, 2020	Mar. 31, 2018 USD ($)
Unsecured Debt [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity						$ 2,000
Credit Facility [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity		$ 2,000
Extension period for revolving line of credit			1 year	1 year
Commitment fee				0.10%
Maximum pricing adjustment on commitment fee, percentage				0.01%
Maximum pricing adjustment on applicable margin, percentage				0.05%
Maximum indebtness amount before default				$ 100
Maximum judgement for payment amount before default				$ 100
Discharge period				60 days
Number of revolving credit facilities extension options | CONTRACT		2
Credit Facility [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Possible additional increase in borrowing capacity amount		$ 100
Libor rate depending on credit ratings				0.00%
Commitment fee				0.075%
Debt to capitalization ratio				0.65
Credit Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Possible additional increase in borrowing capacity amount		$ 400
Libor rate depending on credit ratings				0.50%
Commitment fee				0.225%
Debt to capitalization ratio				1
Commercial Paper [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity						$ 2,000
Weighted average interest rate				0.30%	0.17%
Letter of Credit [Member]
Line of Credit Facility [Line Items]
Weighted average interest rate				1.20%	1.45%
London Interbank Offered Rate (LIBOR) [Member] | Credit Facility [Member]
Line of Credit Facility [Line Items]
Spread over variable rate				1.00%
London Interbank Offered Rate (LIBOR) [Member] | Credit Facility [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Spread over variable rate	1.00%
London Interbank Offered Rate (LIBOR) [Member] | Credit Facility [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Libor rate depending on credit ratings				0.875%
London Interbank Offered Rate (LIBOR) [Member] | Credit Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Libor rate depending on credit ratings				1.50%
Base Rate [Member] | Credit Facility [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Spread over variable rate	0.00%
Federal Funds Effective Rate [Member]
Line of Credit Facility [Line Items]
Spread over variable rate			0.50%
Federal Funds Effective Rate [Member] | Credit Facility [Member]
Line of Credit Facility [Line Items]
Spread over variable rate				0.50%